Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Line Items]
Gross premiums written		$ 5,356,942		$ 5,547,525	$ 5,932,003
Net premiums written		4,953,470		5,229,548	5,719,884
Decrease (increase) in unearned premiums		16,126		39,630	(110,689)
Net premiums earned		4,969,596		5,269,178	5,609,195
Losses and loss expenses and life policy benefits		(3,248,000)		(3,157,000)	(3,463,000)
Acquisition costs		(1,186,602)		(1,217,003)	(1,213,822)
Technical result		535,000		895,000	932,000
Other income		15,232		9,144	16,190
Other expenses		(471,905)		(790,723)	(449,688)
Underwriting result		78,000		113,000	498,000
Net investment income		410,864		449,784	479,696
Net realized and unrealized investment gains (losses)		26,266		(297,479)	371,796
Interest expense		(48,603)		(48,988)	(48,963)
Loss on redemption of senior notes		22,203		0	0
Amortization of intangible assets		(25,919)		(26,593)	(27,486)
Net foreign exchange (losses) gains		77,515		(9,461)	18,201
Income tax expense		(25,923)		(79,664)	(239,506)
Interest in (losses) earnings of equity method investments		(22,919)		6,375	15,270
Net income		447,308		107,150	1,068,113
Non Life
Segment Reporting [Line Items]
Gross premiums written		4,189,000		4,277,000	4,667,000
Net premiums written		3,837,000		4,022,000	4,500,000
Decrease (increase) in unearned premiums		16,000		38,000	(113,000)
Net premiums earned		3,853,000		4,060,000	4,387,000
Losses and loss expenses and life policy benefits		(2,321,000)		(2,193,000)	(2,463,000)
Acquisition costs		(1,056,000)		(1,064,000)	(1,065,000)
Technical result		476,000		803,000	859,000
Other income		2,000		0	3,000
Other expenses		(229,000)		(219,000)	(252,000)
Underwriting result		$ 249,000		$ 584,000	$ 610,000
Reinsurance Ratios [Abstract]
Loss ratio		60.30%	[1]	54.00%	56.10%
Acquisition ratio		27.40%	[2]	26.20%	24.30%
Technical ratio		87.70%	[3]	80.20%	80.40%
Other expense ratio		5.90%	[4]	5.40%	5.80%
Combined ratio		93.60%	[5]	85.60%	86.20%
Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written		$ 2,269,000		$ 2,371,000	$ 2,539,000
Net premiums written		2,061,000		2,236,000	2,467,000
Decrease (increase) in unearned premiums		25,000		4,000	(66,000)
Net premiums earned		2,086,000		2,240,000	2,401,000
Losses and loss expenses and life policy benefits		(1,248,000)		(1,129,000)	(1,136,000)
Acquisition costs		(556,000)		(570,000)	(599,000)
Technical result		$ 282,000		$ 541,000	$ 666,000
Reinsurance Ratios [Abstract]
Loss ratio		59.80%	[1]	50.40%	47.30%
Acquisition ratio		26.70%	[2]	25.40%	24.90%
Technical ratio		86.50%	[3]	75.80%	72.20%
Non Life | Specialty
Segment Reporting [Line Items]
Gross premiums written		$ 1,920,000		$ 1,906,000	$ 2,128,000
Net premiums written		1,776,000		1,786,000	2,033,000
Decrease (increase) in unearned premiums		(9,000)		34,000	(47,000)
Net premiums earned		1,767,000		1,820,000	1,986,000
Losses and loss expenses and life policy benefits		(1,073,000)		(1,064,000)	(1,327,000)
Acquisition costs		(500,000)		(494,000)	(466,000)
Technical result		$ 194,000		$ 262,000	$ 193,000
Reinsurance Ratios [Abstract]
Loss ratio		60.80%	[1]	58.50%	66.80%
Acquisition ratio		28.30%	[2]	27.10%	23.50%
Technical ratio		89.10%	[3]	85.60%	90.30%
Life and Health
Segment Reporting [Line Items]
Gross premiums written		$ 1,168,000		$ 1,271,000	$ 1,265,000
Net premiums written		1,117,000		1,208,000	1,220,000
Decrease (increase) in unearned premiums		0		1,000	2,000
Net premiums earned		1,117,000		1,209,000	1,222,000
Losses and loss expenses and life policy benefits		(927,000)		(964,000)	(1,000,000)
Acquisition costs		(131,000)		(153,000)	(149,000)
Technical result		59,000		92,000	73,000
Other income		10,000		6,000	8,000
Other expenses		(66,000)		(63,000)	(68,000)
Underwriting result		3,000		35,000	13,000
Net investment income		58,000		59,000	60,000
Allocated underwriting result	[6]	61,000		94,000	73,000
Corporate and Other [Member]
Segment Reporting [Line Items]
Gross premiums written		0		0	0
Net premiums written		0		0	0
Decrease (increase) in unearned premiums		0		0	0
Net premiums earned		0		0	0
Losses and loss expenses and life policy benefits		0		0	0
Acquisition costs		0		0	0
Technical result		0		0	0
Other income		3,000		3,000	5,000
Other expenses		(177,000)		(509,000)	(130,000)
Net investment income		353,000		391,000	420,000
Net realized and unrealized investment gains (losses)		26,000		(297,000)	372,000
Interest expense		(49,000)		(49,000)	(49,000)
Loss on redemption of senior notes		(22,000)
Amortization of intangible assets		(26,000)		(27,000)	(27,000)
Net foreign exchange (losses) gains		78,000		(9,000)	18,000
Income tax expense		(26,000)		(80,000)	(239,000)
Interest in (losses) earnings of equity method investments		$ (23,000)		$ 6,000	$ 15,000

[1]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[2]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[3]	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
[4]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[5]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
[6]	Allocated underwriting result is defined as net premiums earned, other income or loss and allocated net investment income less life policy benefits, acquisition costs and other expenses.